Common Stock Disclosure	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Notes
Common Stock Disclosure

NOTE 4- COMMON STOCK

Warrants

During the six-month period ended July 31, 2020, 2,500,000 warrants issued as part of the April 20, 2018, private placement expired unexercised. The Company has no warrants outstanding as at July 31, 2020 (January 31, 2020 - 2,500,000).

NOTE 6 - COMMON STOCK

Shares issued during the year ended January 31, 2020

On January 30, 2020, the Company issued 3,713,420 shares of the Company’s common stock under a debt settlement agreement with Ms. Caitlin Jeffs, the CEO, President, and director of the Company. The shares were issued on conversion of $167,104 the Company owed to Ms. Jeffs under convertible notes payable at a deemed price of $0.045 per share. The Company recognized $18,567 loss on conversion, which was recorded through additional paid-in capital (Note 3).

Shares issued during the year ended January 31, 2019

On April 20, 2018, the Company issued 2,500,000 units of the Company’s common stock at a price of $0.075 per unit for total proceeds of $187,500. Each unit consisted of one common share of the Company and one share purchase warrant (the “Warrant”) entitling a holder to purchase one additional common share for a period of two years after closing at an exercise price of $0.1875 per share. The Company may accelerate the expiration date of the Warrants if the daily volume weighted average share price of the Company’s common shares equals to or is greater than CAD$0.30 as posted on the Canadian Securities Exchange, or USD$0.225 as posted on OTC Link alternative trading system (or such other stock exchange as the Company’s common shares are then trading on) for ten consecutive trading days.

Warrants

At January 31, 2020 and 2019, the Company had 2,500,000 warrants issued and exercisable. Each warrant entitles its holder to purchase one common share for a period of two years expiring on April 20, 2020, at an exercise price of $0.1875 per share, subject to acceleration clause as described above. Subsequent to January 31, 2020, the warrants expired unexercised.